Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Generally, the Compensation Committee grants annual equity awards, including stock options, on March 1 of each year following the filing of our Annual Report on Form 10-K and grants new hire equity awards, including stock options, on the 16th of each month following the individual’s start date. In 2026, the Company announced a strategic restructuring plan, including a reduction in the workforce, and as a result, delayed the annual equity grant from March 1 to April 2026.

The Compensation Committee may also grant equity awards at other times during the year, such as in connection with special retention awards, performance recognition, or in the event of a significant change in job responsibilities. Under the 2014 Employee Stock Purchase Plan, eligible employees may purchase shares at a discount, with purchase dates generally on April 30 and October 31 of each year, using payroll deductions accumulated during the prior six-month period. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards, including stock options, during 2025, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, no stock options were granted to the named executive officers in the period beginning four business days before and ending one business day after the filing or furnishing of any Form 10-Q, Form 10-K or Form 8-K that disclosed material nonpublic information.

Award Timing Method	Generally, the Compensation Committee grants annual equity awards, including stock options, on March 1 of each year following the filing of our Annual Report on Form 10-K and grants new hire equity awards, including stock options, on the 16th of each month following the individual’s start date. In 2026, the Company announced a strategic restructuring plan, including a reduction in the workforce, and as a result, delayed the annual equity grant from March 1 to April 2026.The Compensation Committee may also grant equity awards at other times during the year, such as in connection with special retention awards, performance recognition, or in the event of a significant change in job responsibilities. Under the 2014 Employee Stock Purchase Plan, eligible employees may purchase shares at a discount, with purchase dates generally on April 30 and October 31 of each year, using payroll deductions accumulated during the prior six-month period.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards, including stock options, during 2025, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation
MNPI Disclosure Timed for Compensation Value	false